REGULATORY CAPITAL	12 Months Ended
Sep. 30, 2011
Notes to Financial Statements
REGULATORY CAPITAL

18.  REGULATORY CAPITAL

On June 21, 2011, the Bank completed the conversion of its existing federal savings bank charter  to that of a Louisiana commercial bank charter (the “Charter Conversion”).  Upon completion of the Charter Conversion, the Bank became a Louisiana state-chartered commercial bank regulated by the Commissioner of the Office of Financial Institutions of the State of Louisiana (the “Commissioner”) and the Federal Deposit Insurance Corporation (“FDIC”) and the Company became a bank holding company regulated by the Federal Reserve Board.

The Federal Reserve Board has adopted capital adequacy guidelines under which it assesses the adequacy of capital in examining and supervising bank holding companies and in processing applications to it under the Bank Holding Company Act.  The Federal Reserve Board’s capital adequacy guidelines are similar to those previously imposed on the Bank by the Office of Thrift Supervision (“OTS”).  In addition, under Federal Reserve Board policy, a bank holding company is expected to serve as a source of financial strength to each of its subsidiary banks and to commit resources to support each such bank.  Consistent with its source of strength policy for subsidiary banks, the Federal Reserve Board has stated that, as a matter of prudent banking, a bank holding company generally should not maintain a rate of cash dividends unless its net income available to common shareholders has been sufficient to fund fully the dividends, and the prospective rate of earnings retention appears to be consistent with the corporation’s capital needs, asset quality and overall financial condition.

Risk-based capital regulations adopted by the Board of Governors of the Federal Reserve Board and the FDIC require bank holding companies and banks, respectively, to achieve and maintain specified ratios of capital to risk-weighted assets.  The risk-based capital rules are designed to measure Tier 1 Capital and Total Capital in relation to the credit risk of both on –and off-balance sheet items.  Under the guidelines, one of four risk weights is applied to the different on-balance sheet items.  Off-balance sheet items, such as loan commitments, are also subject to risk-weighting after conversion to balance sheet equivalent amounts.  All bank holding companies and banks must maintain a minimum total capital to total risk-weighted assets ratio of 8.00%, at least half of which must be in the form of core, Tier 1, capital (consisting of common equity, retained earnings, and a limited amount of qualifying perpetual preferred stock and trust preferred securities, net of goodwill and other intangible assets and accumulated other comprehensive income).  These guidelines also specify that bank holding companies that are experiencing internal growth or making acquisitions will be expected to maintain strong capital positions substantially above the minimum supervisory levels.

Under current Office of Financial Institutions regulations and prior Office of Thrift Supervision regulations, the Bank is required to maintain certain levels of capital.  At September 30, 2011 and 2010 the Bank was in compliance with its regulatory capital requirements as follows:

					To be well
					capitalized under
			For capital		Prompt corrective
			adequacy purposes		action provisions
	Actual		Required		Required
	Amount	%	Amount	%	Amount	%
Bank
As of September 30, 2011
Total Risk based capital	$75,082	14.30%	$42,029	8.0%	$52,537	10.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	13.02%	$21,015	4.0%	$31,552	6.0%
(to risk-weighted assets)
Tier 1 capital	$68,493	8.77%	$31,221	4.0%	$39,026	5.0%
(to average asses)

Bank
As of September 30, 2010*
Total Risk based capital	$70,772	13.5%	$41,888	8.0%	$52,360	10.0%
(to risk-weighted assets)
Tier 1 capital	$64,220	12.3%	$20,944	4.0%	$31,416	6.0%
(to risk-weighted assets)
Tier 1 capital	$64,220	8.5%	$30,205	4.0%	$37,757	5.0%
(to average asses)

*- The 2010 amounts have been reclassified to conform to FDIC presentation.

The Company is also subject to certain capital requirements.  At September 30, 2011 the Tier 1 risk-based capital ratio, Tier 1 capital ratio and the total risk-based capital ratio were 14.2%, 9.59% and 15.49%, respectively.  The Company was not subject to capital requirements at September 30, 2010.

For the Bank to be well capitalized under current risk-based capital standards, it is required to have Tier I capital of at least 6% and total risk-based capital of 10%.  Based on these standards, the Bank is categorized as well capitalized at September 30, 2011.  Management believes that under current regulations, the Bank will continue to meet its minimum capital requirements in the foreseeable future. Events beyond the control of the Bank, such as increased interest rates or a downturn in the economy in areas in which the Bank operates could adversely affect future earnings and as a result, the ability of the Bank to meet its future minimum capital requirements.

The Bank is required under federal regulations to maintain sufficient liquidity for its safe and sound operation. The Bank believes that it maintains sufficient liquidity to operate the Bank in a safe and sound manner.

The Bank is subject to various regulatory capital requirements administered by the federal banking agencies.  Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on the Company’s and Bank’s financial statements.  Under capital adequacy guidelines and the regulatory framework for prompt corrective action, the Bank must meet specific capital guidelines that involve quantitative measures of its assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices.  The capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings, and other factors.

Quantitative measures established by regulation to ensure capital adequacy require the Bank to maintain minimum amounts and ratios (set forth in the previous table) of risk-based capital (as defined in the regulations) to risk weighted assets (as defined), total Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined) and of Tier 1 capital (as defined) to average assets (as defined).  Management believes, as of September 30, 2011, that the Bank meets all capital adequacy requirements to which it is are subject.

As of September 30, 2011, the most recent notification from its regulators categorized the Bank as well capitalized under the regulatory framework for prompt corrective action.  To be categorized as well capitalized, an institution must maintain minimum total risk-based, Tier 1 core capital and Tier 1 leverage ratios as set forth in the previous tables.  There are no conditions or events since the notification that management believes have changed the Bank’s category.  The Bank’s actual capital amounts and ratios as of September 30, 2011 and 2010 are also presented in the previous table.

The holding company did not have regulatory capital requirements at September 30, 2010, due to its prior status as a unitary thrift holding company.

The Bank’s liquidity is a measure of its ability to fund loans, pay withdrawals of deposits, and other cash outflows in an efficient, cost effective manner. The Bank’s primary sources of funds are deposits, scheduled amortization and prepayments on loan and mortgage-backed securities, and advances from the FHLB.  As of September 30, 2011, FHLB borrowed funds totaled $108.2 million.  FHLB advances are collateralized by a blanket-floating lien on the Company’s residential real estate first mortgage loans.  Additional borrowing capacity of approximately $165 million is available from the FHLB based on current collateral levels.  The Bank, if the need arises, may also access a line of credit in the amount of $17.8 million provided by a bank to supplement its supply of lendable funds and to meet deposit withdrawal requirements.  Loan repayments, maturing investments and mortgage-backed securities prepayments are greatly influenced by general interest rates and economic conditions.